Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date		rr_ProspectusDate	Jul. 29, 2015
Goldman Sachs Enhanced Income Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Goldman Sachs Enhanced Income Fund—Summary
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Goldman Sachs Enhanced Income Fund (the “Fund”) seeks to generate return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $500,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 58 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-124 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 29, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended March 31, 2015 was 39% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	39.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $500,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 58 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-124 of the Fund’s Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 500,000
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	The “Other Expenses” for Class R6 Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

			The Example assumes that you invest $10,000 in Class A, Institutional, Administration, Class IR and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Institutional, Administration, Class IR and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the expense limitation arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, primarily in a portfolio of U.S. dollar-denominated fixed income securities, including non-mortgage securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), corporate notes, commercial paper and fixed and floating rate asset-backed securities and foreign securities. Except for asset-backed securities and Treasury Securities deliverable into futures transactions, the Fund will not invest in securities with remaining maturities of more than 5 years as determined in accordance with the SAI. With respect to asset-backed securities, the Fund will not invest in asset-backed securities with a weighted average life of more than 5 years. The Fund may invest across a broad range of high-grade fixed income sectors with an emphasis on the preservation of capital and liquidity. In pursuing the Fund’s investment objective, the Investment Adviser will seek to enhance the Fund’s return by identifying those high grade fixed income securities that are within the maturity limitations discussed above and that the Investment Adviser believes offer advantageous yields relative to other similar securities. The Fund also intends to invest in derivatives, including (but not limited to) interest rate futures, options, interest rate swaps and credit default swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities.

The Fund’s investments must be rated at least BBB by a nationally recognized statistical rating organization (“NRSRO”) at the time of purchase, or, if unrated, must be determined by the Investment Adviser to be of comparable credit quality. The fund’s target duration range under normal interest rate conditions is expected to be approximately 9 months plus or minus 1 year. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

The Fund’s benchmark index is the Goldman Sachs Enhanced Income Fund Composite Index, which is comprised of the Bank of America Merrill Lynch Six-Month U.S. Treasury Bill Index (50%) and the Bank of America Merrill Lynch One-Year U.S. Treasury Note Index (50%).

Goldman Sachs’ Fixed Income Investing Philosophy:

Global fixed income markets are constantly evolving and are highly diverse—with a large number of countries, currencies, sectors, issuers and securities. We believe that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, we believe it is critical to:
  Thoughtfully combine diversified sources of return by employing multiple strategies
  Take a global perspective to uncover relative value opportunities
  Employ focused specialist teams to identify short-term mis-pricings and incorporate long-term views
  Emphasize a risk-aware approach as we view risk management as both an offensive and defensive tool
  Build a strong team of skilled investors who excel on behalf of our clients

Risk [Heading]		rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Asset-Backed Securities Risk.  Asset-backed securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities (e.g., failures of private insurers to meet their obligations and unexpectedly high rates of default on the assets backing the securities), as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Credit/Default Risk.  An issuer or guarantor of fixed income securities or instruments held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in net asset value (“NAV”).

Derivatives Risk.  Loss may result from the Fund’s investments in options, futures, swaps, options on swaps and other derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Foreign Risk.  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, sanctions, confiscations and other government restrictions by the United States and other governments, or from problems in registration, settlement or custody. In addition, the Fund will be subject to the risk that an issuer of non-U.S. sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.

Interest Rate Risk.  When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

			U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and government sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
Risk Lose Money [Text]		rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Institutional, Administration, Class IR and Class R6 Shares compare to those of certain broad-based securities market indices and to the Goldman Sachs Enhanced Income Fund Composite Index, a custom benchmark comprised of the Bank of America Merrill Lynch Six-Month U.S. Treasury Bill Index (50%) and the Bank of America Merrill Lynch One-Year U.S. Treasury Note Index (50%). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

			The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Institutional, Administration, Class IR and Class R6 Shares compare to those of certain broad-based securities market indices and to the Goldman Sachs Enhanced Income Fund Composite Index, a custom benchmark comprised of the Bank of America Merrill Lynch Six-Month U.S. Treasury Bill Index (50%) and the Bank of America Merrill Lynch One-Year U.S. Treasury Note Index (50%).
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Class R6 Shares commenced operations on July 31, 2015.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.gsamfunds.com/performance
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	The total return for Class A Shares for the six-month period ended June 30, 2015 was –0.08%. Best Quarter Q2 ‘09 +1.92% Worst Quarter Q3 ‘08 –0.68%
Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Class A Shares only. The after-tax returns for Institutional, Administration and Class IR Shares, and returns for Class R6 Shares (which are offered exclusively to employee benefit plans), will vary.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	The after-tax returns are for Class A Shares only. The after-tax returns for Institutional, Administration and Class IR Shares, and returns for Class R6 Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Goldman Sachs Enhanced Income Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Administration Fees		rr_Component2OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.21%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.72%
Expense Limitation	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses	[3]	rr_NetExpensesOverAssets	0.69%
1 Year		rr_ExpenseExampleYear01	$ 219
3 Years		rr_ExpenseExampleYear03	374
5 Years		rr_ExpenseExampleYear05	541
10 Years		rr_ExpenseExampleYear10	$ 1,028
2005		rr_AnnualReturn2005	2.36%
2006		rr_AnnualReturn2006	4.53%
2007		rr_AnnualReturn2007	4.06%
2008		rr_AnnualReturn2008	1.10%
2009		rr_AnnualReturn2009	4.47%
2010		rr_AnnualReturn2010	0.43%
2011		rr_AnnualReturn2011	(0.73%)
2012		rr_AnnualReturn2012	1.29%
2013		rr_AnnualReturn2013	0.25%
2014		rr_AnnualReturn2014	(0.37%)
Year to Date Return, Label		rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.08%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	1.92%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(0.68%)
1 Year		rr_AverageAnnualReturnYear01	(1.82%)
5 Years		rr_AverageAnnualReturnYear05	(0.13%)
10 Years		rr_AverageAnnualReturnYear10	1.57%
Since Inception		rr_AverageAnnualReturnSinceInception	2.10%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 02, 2000
Goldman Sachs Enhanced Income Fund | Institutional
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Administration Fees		rr_Component2OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.12%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.38%
Expense Limitation	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses	[3]	rr_NetExpensesOverAssets	0.35%
1 Year		rr_ExpenseExampleYear01	$ 35
3 Years		rr_ExpenseExampleYear03	119
5 Years		rr_ExpenseExampleYear05	210
10 Years		rr_ExpenseExampleYear10	$ 478
1 Year		rr_AverageAnnualReturnYear01	(0.04%)
5 Years		rr_AverageAnnualReturnYear05	0.51%
10 Years		rr_AverageAnnualReturnYear10	2.08%
Since Inception		rr_AverageAnnualReturnSinceInception	2.57%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 02, 2000
Goldman Sachs Enhanced Income Fund | Administration
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Administration Fees		rr_Component2OtherExpensesOverAssets	0.25%
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.12%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.63%
Expense Limitation	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses	[3]	rr_NetExpensesOverAssets	0.60%
1 Year		rr_ExpenseExampleYear01	$ 61
3 Years		rr_ExpenseExampleYear03	198
5 Years		rr_ExpenseExampleYear05	348
10 Years		rr_ExpenseExampleYear10	$ 784
1 Year		rr_AverageAnnualReturnYear01	(0.29%)
5 Years		rr_AverageAnnualReturnYear05	0.26%
10 Years		rr_AverageAnnualReturnYear10	1.85%
Since Inception		rr_AverageAnnualReturnSinceInception	2.33%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 02, 2000
Goldman Sachs Enhanced Income Fund | Class IR
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Administration Fees		rr_Component2OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.21%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.21%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.47%
Expense Limitation	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses	[3]	rr_NetExpensesOverAssets	0.44%
1 Year		rr_ExpenseExampleYear01	$ 45
3 Years		rr_ExpenseExampleYear03	148
5 Years		rr_ExpenseExampleYear05	260
10 Years		rr_ExpenseExampleYear10	$ 589
1 Year		rr_AverageAnnualReturnYear01	(0.13%)
5 Years		rr_AverageAnnualReturnYear05
10 Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	0.38%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
Goldman Sachs Enhanced Income Fund | Class R6
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Administration Fees		rr_Component2OtherExpensesOverAssets	none
All Other Expenses		rr_Component3OtherExpensesOverAssets	0.10%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.36%
Expense Limitation	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses	[3]	rr_NetExpensesOverAssets	0.33%
1 Year		rr_ExpenseExampleYear01	$ 33
3 Years		rr_ExpenseExampleYear03	112
5 Years		rr_ExpenseExampleYear05	199
10 Years		rr_ExpenseExampleYear10	$ 453
1 Year	[4]	rr_AverageAnnualReturnYear01	(0.04%)
5 Years	[4]	rr_AverageAnnualReturnYear05	0.51%
10 Years	[4]	rr_AverageAnnualReturnYear10	2.08%
Since Inception	[4]	rr_AverageAnnualReturnSinceInception	2.57%
Inception Date	[4]	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
Goldman Sachs Enhanced Income Fund | Returns After Taxes on Distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(1.84%)
5 Years		rr_AverageAnnualReturnYear05	(0.37%)
10 Years		rr_AverageAnnualReturnYear10	0.84%
Since Inception		rr_AverageAnnualReturnSinceInception	1.14%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 02, 2000
Goldman Sachs Enhanced Income Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(1.03%)
5 Years		rr_AverageAnnualReturnYear05	(0.18%)
10 Years		rr_AverageAnnualReturnYear10	0.95%
Since Inception		rr_AverageAnnualReturnSinceInception	1.26%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 02, 2000
Goldman Sachs Enhanced Income Fund | Bank of America Merrill Lynch Six-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.12%
5 Years		rr_AverageAnnualReturnYear05	0.22%
10 Years		rr_AverageAnnualReturnYear10	1.86%
Since Inception		rr_AverageAnnualReturnSinceInception	2.17%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 02, 2000
Goldman Sachs Enhanced Income Fund | Bank of America Merrill Lynch Six-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) | Institutional
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.12%
5 Years		rr_AverageAnnualReturnYear05	0.22%
10 Years		rr_AverageAnnualReturnYear10	1.86%
Since Inception		rr_AverageAnnualReturnSinceInception	2.17%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 02, 2000
Goldman Sachs Enhanced Income Fund | Bank of America Merrill Lynch Six-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) | Administration
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.12%
5 Years		rr_AverageAnnualReturnYear05	0.22%
10 Years		rr_AverageAnnualReturnYear10	1.86%
Since Inception		rr_AverageAnnualReturnSinceInception	2.17%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 02, 2000
Goldman Sachs Enhanced Income Fund | Bank of America Merrill Lynch Six-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) | Class IR
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.12%
5 Years		rr_AverageAnnualReturnYear05
10 Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	0.20%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
Goldman Sachs Enhanced Income Fund | Bank of America Merrill Lynch Six-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) | Class R6
Risk/Return:		rr_RiskReturnAbstract
1 Year	[4]	rr_AverageAnnualReturnYear01	0.12%
5 Years	[4]	rr_AverageAnnualReturnYear05	0.22%
10 Years	[4]	rr_AverageAnnualReturnYear10	1.86%
Since Inception	[4]	rr_AverageAnnualReturnSinceInception	2.17%
Inception Date	[4]	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
Goldman Sachs Enhanced Income Fund | Bank of America Merrill Lynch One-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses) | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.18%
5 Years		rr_AverageAnnualReturnYear05	0.41%
10 Years		rr_AverageAnnualReturnYear10	2.00%
Since Inception		rr_AverageAnnualReturnSinceInception	2.43%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 02, 2000
Goldman Sachs Enhanced Income Fund | Bank of America Merrill Lynch One-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses) | Institutional
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.18%
5 Years		rr_AverageAnnualReturnYear05	0.41%
10 Years		rr_AverageAnnualReturnYear10	2.00%
Since Inception		rr_AverageAnnualReturnSinceInception	2.43%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 02, 2000
Goldman Sachs Enhanced Income Fund | Bank of America Merrill Lynch One-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses) | Administration
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.18%
5 Years		rr_AverageAnnualReturnYear05	0.41%
10 Years		rr_AverageAnnualReturnYear10	2.00%
Since Inception		rr_AverageAnnualReturnSinceInception	2.43%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 02, 2000
Goldman Sachs Enhanced Income Fund | Bank of America Merrill Lynch One-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses) | Class IR
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.18%
5 Years		rr_AverageAnnualReturnYear05
10 Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	0.33%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
Goldman Sachs Enhanced Income Fund | Bank of America Merrill Lynch One-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses) | Class R6
Risk/Return:		rr_RiskReturnAbstract
1 Year	[4]	rr_AverageAnnualReturnYear01	0.18%
5 Years	[4]	rr_AverageAnnualReturnYear05	0.41%
10 Years	[4]	rr_AverageAnnualReturnYear10	2.00%
Since Inception	[4]	rr_AverageAnnualReturnSinceInception	2.43%
Inception Date	[4]	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015
Goldman Sachs Enhanced Income Fund | Goldman Sachs Enhanced Income Fund Composite Index | Class A
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.15%
5 Years		rr_AverageAnnualReturnYear05	0.32%
10 Years		rr_AverageAnnualReturnYear10	1.93%
Since Inception		rr_AverageAnnualReturnSinceInception	2.34%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 02, 2000
Goldman Sachs Enhanced Income Fund | Goldman Sachs Enhanced Income Fund Composite Index | Institutional
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.15%
5 Years		rr_AverageAnnualReturnYear05	0.32%
10 Years		rr_AverageAnnualReturnYear10	1.93%
Since Inception		rr_AverageAnnualReturnSinceInception	2.34%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 02, 2000
Goldman Sachs Enhanced Income Fund | Goldman Sachs Enhanced Income Fund Composite Index | Administration
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.15%
5 Years		rr_AverageAnnualReturnYear05	0.32%
10 Years		rr_AverageAnnualReturnYear10	1.93%
Since Inception		rr_AverageAnnualReturnSinceInception	2.34%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 02, 2000
Goldman Sachs Enhanced Income Fund | Goldman Sachs Enhanced Income Fund Composite Index | Class IR
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.15%
5 Years		rr_AverageAnnualReturnYear05
10 Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	0.26%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 30, 2010
Goldman Sachs Enhanced Income Fund | Goldman Sachs Enhanced Income Fund Composite Index | Class R6
Risk/Return:		rr_RiskReturnAbstract
1 Year	[4]	rr_AverageAnnualReturnYear01	0.15%
5 Years	[4]	rr_AverageAnnualReturnYear05	0.32%
10 Years	[4]	rr_AverageAnnualReturnYear10	1.93%
Since Inception	[4]	rr_AverageAnnualReturnSinceInception	2.34%
Inception Date	[4]	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015

[1]	The "Other Expenses" for Class R6 Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, administration fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.064% of the Fund's average daily net assets. This arrangement will remain in effect through at least July 29, 2016, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[3]	After Expense Limitation
[4]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of the Class R6 Shares is that of the Institutional Shares. Performance prior to July 31, 2015 has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had similar returns (because these share classes represent interests in the same portfolio of securities) that differed only to the extent that Class R6 Shares and Institutional Shares have different expenses.